Consolidated Statement of Financial Position - USD ($) $ in Millions		Jun. 30, 2024	Dec. 31, 2023
ASSETS
Cash and cash equivalents		$ 1,682	$ 1,298
Trade and other receivables		1,093	1,122
Other financial assets		17	66
Prepaid expenses and other current assets		474	435
Current assets		3,266	2,921
Property and equipment, net		436	447
Computer software, net		1,473	1,236
Other identifiable intangible assets, net		3,184	3,165
Goodwill		7,298	6,719
Equity method investments		230	2,030
Other financial assets		419	444
Other non-current assets		620	618
Deferred tax		1,452	1,104
Total assets		18,378	18,684
Liabilities
Current indebtedness		1,264	372
Payables, accruals and provisions		1,027	1,114
Current tax liabilities		325	248
Deferred revenue		1,024	992
Other financial liabilities	[1]	88	507	[2]
Current liabilities		3,728	3,233
Long-term indebtedness		1,846	2,905
Provisions and other non-current liabilities		678	692
Other financial liabilities	[3]	247	237
Deferred tax		263	553
Total liabilities		6,762	7,620
Equity
Capital		3,423	3,405
Retained earnings		9,280	8,680
Accumulated other comprehensive loss		(1,087)	(1,021)
Total equity		11,616	11,064
Total liabilities and equity		$ 18,378	$ 18,684

[1]	Includes lease liabilities of $58 million (2023 - $56 million).
[2]	Included a commitment of up to $400 million related to the Company’s pre-defined plan with its broker to repurchase the Company’s shares during its internal trading blackout period (see note 15).
[3]	Includes lease liabilities of $207 million (2023 - $209 million).